Pension and Postretirement Benefits - Schedule of Change in PBO Recognized in OCI (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Adjustment [Line Items]
Translation difference	$ (70,893)	$ 170,794	$ 26,218
Net amount recognised in other comprehensive income for the year	17,778	7,160	9,466
Pension plans [Member]
Other Comprehensive Income Loss Pension And Other Postretirement Benefit Plans Adjustment [Line Items]
Additional (gain) loss arising during the year	13,223	2,416	(4,505)
Less re-classified (gain) loss amortization	(3,103)	(4,177)	(606)
Additional prior service cost (credit) from plan amendment	3,290	274	8,852
Less re-classified prior service cost amortization	2,032	613	3,023
Translation difference	(161)	84	2,461
Net amount recognised in other comprehensive income for the year	$ 17,423	$ 6,338	$ 4,391